Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

-          Dreyfus California AMT-Free Municipal Bond Fund

Incorporated herein by reference is the Supplement to the Prospectus for Dreyfus California AMT-Free Municipal Bond Fund, dated October 1, 2015, As Revised November 27, 2015 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 27, 2015 (SEC Accession No. 0000720064-15-000020).